Asbestos - Asbestos Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in estimates:
Change in actuarial estimate - asbestos liability	$ 148.1	$ 56.0	$ 145.6
Change in actuarial estimate - insurance receivable	(3.1)	(0.1)	(5.3)
Change in estimate - AICF claims-handling costs	8.5	1.2	0.6
Subtotal - Change in estimates	153.5	57.1	140.9
Effect of foreign exchange on Asbestos net liabilities	(9.7)	(45.9)	(13.2)
Loss on foreign currency forward contracts	7.8	24.5	5.3
Other	0.1	1.3	(1.3)
Asbestos adjustments loss	$ 151.7	$ 37.0	$ 131.7